Supplemental Cash Flow Information - Schedule of Changes in Operating Assets and Liabilities (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Supplemental Cash Flow Elements [Abstract]
Accounts receivable	$ (691)	$ (206)
Inventory	(324)	(232)
Risk management assets - current	4	4
Other current assets	(1)	4
Regulatory assets - current	13	(3)
Accounts payable and accrued liabilities	377	92
Customer deposits	14	27
Regulatory liabilities - current	98	(12)
Risk management liabilities - current	(6)	(1)
Other current liabilities	(12)	21
Other operating assets and liabilities	(122)	(104)
Changes in operating assets and liabilities	$ (650)	$ (410)